Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Golden State Water Company
Investment Incentive Program
Form 5500 - Schedule H - Line 4i -
Schedule of Assets (Held at End of Year) as of December 30, 2025
EIN: 95-1243678
Plan Number: 005

	(c) Description of investment
(a)(b) Identity of issuer, borrower,	including maturity dates, rate of	(d)	(e) Current
lessor, or similar party	interest, par or maturity value	Cost	Value
Common Stock:
* American States Water Company	American States Water Company Stock Fund:
	PIMCO Money Market Fund	**	$795,679
	American States Water Company Common Stock	**	25,066,421
			25,862,100

Registered Investment Companies:
Dodge & Cox	Dodge & Cox International Stock Fund	**	4,057,835

Common/Collective Trust Funds:
Prudential	Prudential Core Plus Bond Fund Trust Class 5	**	4,742,757
Boston Partners	Boston Partners Large Cap Value Equity CTF	**	7,638,361
Invesco	Invesco Stable Value Trust Class B1	**	11,587,070
LSV	LSV U.S. Small Cap Value Equity Tier 7	**	735,654
Principal	Principal Diversified Real Asset Tier 3	**	865,326
William Blair	William Blair Small Mid Cap Growth Fund	**	3,412,146
State Street	State Street Russell Small/Mid Cap Index Fund	**	13,918,043
State Street	State Street U.S. Bond Index NL Series Fund	**	3,532,005
State Street	State Street S&P 500 Index Fund	**	30,138,218
State Street	State Street Global All Cap Equity Ex U.S. Index Fund	**	5,010,090
Winslow	Winslow Large Cap Growth Fund	**	23,163,203
J.P. Morgan	US Government Market Fund	**	318,164
T. Rowe Price	Retirement 2005 Fund	**	133,121
T. Rowe Price	Retirement 2010 Fund	**	24,653
T. Rowe Price	Retirement 2015 Fund	**	686,163
T. Rowe Price	Retirement 2020 Fund	**	3,347,932
T. Rowe Price	Retirement 2025 Fund	**	13,740,537
T. Rowe Price	Retirement 2030 Fund	**	14,379,244
T. Rowe Price	Retirement 2035 Fund	**	15,490,167
T. Rowe Price	Retirement 2040 Fund	**	12,075,304
T. Rowe Price	Retirement 2045 Fund	**	10,712,930
T. Rowe Price	Retirement 2050 Fund	**	12,663,643
T. Rowe Price	Retirement 2055 Fund	**	7,181,973
T. Rowe Price	Retirement 2060 Fund	**	3,813,426
T. Rowe Price	Retirement 2065 Fund	**	1,599,999
T. Rowe Price	Retirement 2070 Fund	**	97,035

			201,007,164

Total investments			230,927,099

*Notes receivable from participants, net of reserve	Notes with maturities through 2035, interest
	rates ranging from 4.25% to 9.50%	**	3,257,645
			$234,184,744

* Represents a party-in-interest as defined by ERISA.
** The cost is only required for non-participant directed investments.